UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2014
Date of reporting period: February 28, 2014

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period are as follows:

Saturna Investment Trust, Sextant Short Term Bond Fund

Corporate Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Communications
Telecom Carriers
America Movil Sab De CV	2.375% due 09/08/2016	$250,000	$258,250	3.7%
		250,000	258,250	3.7%

Consumer Discretionary
Apparel, Footwear, Accessory Design
Cintas Corp No. 2	6.125% due 12/01/2017	270,000	310,175	4.4%

Automobile OEM
American Honda	1.50% due 09/11/2017	250,000	251,492	3.6%
Toyota Motor Credit	1.25% due 10/05/2017	226,000	225,402	3.2%
		476,000	476,894	6.8%
		746,000	787,069	11.2%

Consumer Staples
Beverages
Coca Cola Hellenic	5.50% due 09/17/2015	175,000	186,052	2.6%

Food Manufacturing
Sara Lee	2.75% due 09/15/2015	245,000	252,485	3.6%

Household Products Manufacturing
Clorox	5.00% due 01/15/2015	200,000	207,624	3.0%
		620,000	646,161	9.2%

Energy
Exploration & Production
Enbridge (Pipeline)	5.60% due 04/01/2017	200,000	224,812	3.2%
Petrobras International Finance	6.125% due 10/06/2016	250,000	269,375	3.8%
		450,000	494,187	7.0%

Power Generation
Georgia Power	5.70% due 06/01/2017	250,000	284,552	4.0%

Refining & Marketing
Ultramar Diamond Shamrock	7.20% due 10/15/2017	189,000	216,485	3.1%
		889,000	995,224	14.1%

Financials
Banks
BNP Paribas	2.375% due 09/14/2017	250,000	257,085	3.7%
Murray Street Trust 1	4.647% due 03/09/2017	300,000	325,146	4.6%
PNC Funding	5.40% due 06/10/2014	200,000	202,642	2.9%
		750,000	784,873	11.2%

Commercial Finance
General Electric Capital	5.625% due 09/15/2017	250,000	286,457	4.1%

Investment Management
BlackRock	3.50% due 12/10/2014	250,000	256,040	3.6%

Payment & Data Processors
Broadridge Financial Solutions	6.125% due 06/01/2017	275,000	300,647	4.3%

Retail REITS
Simon Property Group	5.10% due 06/15/2015	220,000	232,798	3.3%
		1,745,000	1,860,815	26.5%

Industrials
Electrical Components
ABB Finance	1.625% due 05/08/2017	250,000	249,992	3.6%

Rail Freight Transportation
Burlington Northern Santa Fe	5.65% due 05/01/2017	200,000	226,637	3.2%
		450,000	476,629	6.8%

Materials
Base Metals
Rio Tinto Finance	8.95% due 05/01/2014	150,000	151,980	2.2%

Basic & Diversified Chemicals
Air Products & Chemicals	1.20% due 10/15/2017	250,000	247,583	3.5%

Chemicals Distribution
Potash Corp of Saskatchewan	3.25% due 12/01/2017	250,000	264,668	3.8%
Sherwin Williams	1.35% due 12/15/2017	250,000	246,848	3.5%
		500,000	511,516	7.3%
		900,000	911,079	13.0%

Technology
Infrastructure Software
Oracle	5.75% due 04/15/2018	250,000	290,233	4.1%
		250,000	290,233	4.1%

Utilities
Oil & Gas Services
LaClede Gas	2.00% due 08/15/2018	300,000	298,964	4.2%
		300,000	298,964	4.2%

Total Corporate Bonds		6,150,000	6,524,424	92.8%

Municipal Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
General Obligation
Southwestern MI Comm. College	4.875% due 05/01/2015	125,000	129,784	1.8%
		125,000	129,784	1.8%

Revenue
Kansas City Special Facility Revenue	4.25% due 09/01/2016	110,000	116,247	1.7%
		110,000	116,247	1.7%

Total Municipal Bonds		235,000	246,031	3.5%

Total investments	(Cost = $6,735,939)	$6,385,000	6,770,455	96.3%
Other assets (net of liabilities)			258,869	3.7%
Total net assets			$7,029,324	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Consumer Discretionary
Auto Retail Stores
AutoZone	5.50% due 11/15/2015	$95,000	$102,473	1.4%
		95,000	102,473	1.4%

Consumer Staples
Pharmacies & Drug Stores
CVS Caremark	6.25% due 06/01/2027	200,000	242,205	3.4%
		200,000	242,205	3.4%

Energy
Exploration & Production
Canadian Natural Resources	6.45% due 06/30/2033	225,000	263,050	3.8%

Integrated Oils
ConocoPhillips	6.00% due 01/15/2020	150,000	179,069	2.5%
StatoilHydro	2.90% due 10/15/2014	200,000	203,233	2.8%
		350,000	382,302	5.3%

Oil & Gas Services
Baker Hughes	6.875% due 01/15/2029	100,000	132,101	1.8%
		675,000	777,453	10.9%

Financials
Banks
Bank of Nova Scotia Yankee	3.00% due 11/16/2026	250,000	243,705	3.4%

Institutional Brokerage
UBS AG Stamford CT	7.75% due 09/01/2026	200,000	258,012	3.6%

Property & Casualty
St. Pauls Travelers Insurance	5.50% due 12/01/2015	125,000	135,612	1.9%
		575,000	637,329	8.9%

Health Care
Generic Pharmaceuticals
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	250,155	3.5%

Large Pharmaceuticals
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	279,297	3.9%
Pharmacia	6.50% due 12/01/2018	100,000	121,094	1.7%
		315,000	400,391	5.6%
		565,000	650,546	9.1%

Industrials
Agricultural Machinery
Deere & Co.	8.10% due 05/15/2030	95,000	137,404	1.9%

Commercial Aircraft
Boeing	6.125% due 02/15/2033	215,000	268,810	3.8%
		310,000	406,214	5.7%

Materials
Basic & Diversified Chemicals
Air Products & Chemicals	8.75% due 04/15/2021	50,000	65,621	0.9%

Raw Material Suppliers
BHP Finance USA	5.25% due 12/15/2015	125,000	135,360	1.9%
		175,000	200,981	2.8%

Utilities
Integrated Utilities
Entergy Louisiana	5.40% due 11/01/2024	200,000	231,615	3.2%
Florida Power & Light	5.95% due 10/01/2033	100,000	122,184	1.7%
Puget Sound Energy	7.02% due 12/01/2027	237,000	305,948	4.3%
		537,000	659,747	9.2%

Total Corporate Bonds		3,132,000	3,676,948	51.4%

Foreign Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Canadian Government
Quebec Canada Yankee	7.125% due 02/09/2024	175,000	225,596	3.2%
		175,000	225,596	3.2%

Municipal Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
General Obligation
Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	250,000	280,908	3.9%
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	146,472	2.0%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	220,824	3.1%
Dupage Co. IL SCD #502	5.50% due 01/01/2026	150,000	161,391	2.3%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	200,144	2.8%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	167,363	2.3%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	213,840	3.0%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	247,363	3.5%
		1,530,000	1,638,305	22.9%

Revenue
American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	308,955	4.3%
Johnson Co. KS Bldg. Ls./Pr. Rev. BAB	4.60% due 09/01/2026	250,000	255,948	3.6%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	185,781	2.6%
		660,000	750,684	10.5%

Total Municipal Bonds		2,190,000	2,388,989	33.4%

US Government Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Treasury Notes
United States Treasury Note	1.00% due 11/30/2019	400,000	382,625	5.3%
		400,000	382,625	5.3%

Total investments	(Cost = $6,376,375)	$5,897,000	6,674,158	93.3%
Other assets (net of liabilities)			476,361	6.7%
Total net assets			$7,150,519	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stock	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Telecom Carriers
AT&T	3,000	$95,790		1.3%
Telenor	1,000	22,073		0.3%
Verizon Communications	657	31,260		0.5%
Vodafone Group ADS	1,363	56,660	United Kingdom	0.8%
		205,783		2.9%

Consumer Discretionary
Apparel, Footwear, Accessory Design
Nike	1,800	140,940		2.0%
Prada ADR	3,500	52,080		0.7%
		193,020		2.7%

E-Commerce Discretionary
eBay[2]	2,000	117,540		1.6%

Home Improvement
Stanley Black & Decker	446	37,036		0.5%

Home Products Stores
Lowe's	1,400	70,042		1.0%

Passenger Transportation
LATAM Airlines ADS	5,448	83,899	Chile	1.2%
		501,537		7.0%

Consumer Staples
Beverages
Ambev	10,000	72,000	Brazil	1.0%
PepsiCo	1,000	80,070		1.1%
		152,070		2.1%

Household Products Manufacturing
Kimberly-Clark	925	102,074		1.4%
Procter & Gamble	900	70,794		1.0%
Unilever ADS	1,850	75,906	United Kingdom	1.1%
		248,774		3.5%
		400,844		5.6%

Energy
Exploration & Production
Devon Energy	1,800	115,956		1.6%

Integrated Oils
ConocoPhillips	2,000	133,000		1.9%
Statoil ADS	3,003	79,099	Norway	1.1%
Total SAADS	1,100	71,390	France	1.0%
		283,489		4.0%

Midstream - Oil & Gas
Williams Companies	3,500	144,550		2.0%
		543,995		7.6%

Financials
Banks
PNC Bank	1,250	102,225		1.4%
Toronto-Dominion Bank	2,000	90,660	Canada	1.3%
		192,885		2.7%
				.
Property & Casualty
Chubb	1,500	131,220		1.8%
		324,105		4.5%

Health Care
Health Care Supply Chain
Express Scripts[2]	2,000	150,620		2.1%

Large Pharmaceuticals
Abbott Laboratories	2,000	79,560		1.1%
AbbVie	1,000	50,910		0.7%
Johnson & Johnson	900	82,908		1.2%
Novo Nordisk ADS	2,000	95,060	Denmark	1.3%
Sanofi ADS	2,537	131,518	France	1.8%
		439,956		6.1%

Life Science Equipment
Alere[2]	1,250	45,925		0.6%
		636,501		8.8%

Industrials
Fabrication Metal & Hardware Manufacturing
Valmont Industries	750	109,222		1.5%

Flow Control Equipment
Parker Hannifin	500	60,275		0.8%

Industrial Automation Controls
Honeywell International	1,250	118,050		1.6%

Infrasctructure Construction
Companhia de Concessoes Rodoviarias	1,500	10,287		0.2%

Rail Freight Transportation
Canadian National Railway	1,600	90,464	Canada	1.3%
Norfolk Southern	1,000	91,910		1.3%
		182,374		2.6%
		480,208		6.7%

Materials
Basic & Diversified Chemicals
Praxair	700	91,259		1.3%

Containers & Packaging Manufacturing
3M	1,200	161,676		2.2%

Raw Material Suppliers
BHP Billiton ADS	650	44,785	Australia	0.6%

Specialty Chemicals
BASF ADR	400	45,704	Germany	0.6%
RPM International	2,000	83,720		1.2%
		129,424		1.8%

Steel Producers
Nucor	800	40,192		0.6%
		467,336		6.5%

Technology
Semiconductor Capital Equipment
Taiwan Semiconductor ADS	4,534	81,929	Taiwan	1.2%

Semiconductor Devices
Qualcomm	1,750	131,757		1.8%
		213,686		3.0%

Utilities
Integrated Utilities
NextEra Energy	1,250	114,238		1.6%

Power Generation
NRG Energy	3,000	87,210		1.2%

Utility Networks
Sempra Energy	1,000	94,470		1.3%
		295,918		4.1%

Total Common Stocks		$4,069,913		56.7%

Corporate Bond	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
Communications
Telecom Carriers
Bellsouth Capital Funding	7.875% due 02/15/2030	$150,000	$185,009	2.6%
		150,000	185,009	2.6%

Consumer Discretionary
Commercial & Residential Building Equipment & Systems
ADT Corp	4.125% due 06/15/2023	150,000	140,979	2.0%
		150,000	140,979	2.0%

Consumer Staples
Beverages
Coca Cola Hellenic	5.50% due 09/17/2015	100,000	106,315	1.5%
		100,000	106,315	1.5%

Energy
Utility Networks
Boardwalk Pipelines	5.50% due 02/01/2017	100,000	108,426	1.5%
		100,000	108,426	1.5%

Financials
Banks
Branch Banking & Trust	5.625% due 09/15/2016	100,000	111,501	1.5%
Wilmington Trust Corp	8.5% due 04/02/2018	100,000	120,555	1.7%
		200,000	232,056	3.2%

Commercial Finance
General Electric Capital	5.35% due 04/15/2022	101,000	112,881	1.6%

Consumer Finance
American Express	5.50% due 09/12/2016	100,000	110,810	1.5%
Western Union	5.93% due 10/01/2016	30,000	33,344	0.5%
		130,000	144,154	2.0%

Insurance Services & Other
Partnerre Finance B LLC	5.50% due 06/01/2020	100,000	112,268	1.6%

Investment Management
Blackstone Holdings	5.875% due 03/15/2021	100,000	114,816	1.6%

Life Insurance
Genworth Financial	5.75% due 06/15/2014	100,000	101,391	1.4%

Security & Commodity Exchanges
NASDAQ OMX Group	5.55% due 01/15/2020	50,000	55,271	0.8%
		781,000	872,837	12.2%

Industrials
Agricultural Machinery
John Deere Capital Corp	2.25% due 06/07/2016	100,000	103,564	1.5%

Commercial & Residential Building Equipment & Systems
Tyco International	8.50% due 01/15/2019	100,000	124,873	1.7%

Construction & Mining Machinery
Joy Global	6.00% due 11/15/2016	100,000	110,841	1.6%

Industrial Automation Controls
Emerson Electric	5.375% due 10/15/2017	100,000	113,472	1.4%

Transportation Logistics Services
Ryder Systems	5.85% due 11/01/2016	100,000	111,822	1.6%
		500,000	564,572	7.8%

Materials
Chemicals Distribution
Air Products & Chemicals	4.375% due 08/21/2019	100,000	110,690	1.5%
		100,000	110,690	1.5%

Technology
Computer Hardware
Hewlett-Packard	2.35% due 03/15/2015	100,000	101,764	1.4%

Infrastructure Software
Oracle	5.25% due 01/15/2016	100,000	108,621	1.5%

IT Services
Computer Sciences	6.50% due 03/15/2018	100,000	116,480	1.6%
		300,000	326,865	4.5%

Total corporate bonds		2,181,000	2,415,693	33.6%

Municipal Bonds	Coupon/Maturity	Face Amount	Market Value	Percentage of Assets
General Obligation
Lake Washington SD #414, WA BAB	4.906% due 12/01/2027	100,000	107,192	1.5%
Skagit SD#1	4.613% due 12/01/2022	100,000	110,287	1.5%
		$200,000	$217,479	3.0%

Total investments	(Cost = $5,534,377)		6,703,085	93.3%
Other assets (net of liabilities)			482,004	6.7%
Total net assets			$7,185,089	100.0%

[1]Country of domicile unless otherwise indicated; equities are issued from US domiciled companies where no country is listed
[2]Non-income producing security

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks	Number of Shares		Market Value	Country[1]	Percentage of Assets
Communications
Telecom Carriers
Orange ADS	5,900		$73,337	France	1.2%
Portugal Telecom ADS	17,000		75,480	Portugal	1.2%
SK Telecom ADS	6,200		138,756	South Korea	2.2%
Telenor	5,000		110,364	Norway	1.7%
Verizon Communications	1,104		52,528	United States	0.8%
Vodafone Group ADS	2,290		95,195	United Kingdom	1.5%
			545,660		8.6%

Consumer Discretionary
Automobile OEM
Daimler	2,000		186,170	Germany	3.0%

Lodging
Whistler Blackcomb	12,000		165,266	Canada	2.6%

Specialty Apparel Stores
Reitmans	17,400		90,511	Canada	1.4%
			441,947		7.0%

Consumer Staples
Household Products Manufacturing
Unilever	3,200		126,592	Netherlands	2.0%
			126,592		2.0%

Energy
Integrated Oils
Royal Dutch Shell ADS	1,900		138,453	United Kingdom	2.2%
Total ADS	2,200		142,780	France	2.2%
			281,233		4.4%

Financials
Banks
Itau Unibanco ADS	6,600		87,912	Brazil	1.4%
Malayan Banking	32,000		95,596	Malaysia	1.5%
NY Community Bancorp	7,000		111,860	United States	1.8%
			295,368		4.7%

Other Financial Services
Groupe Bruxelles Lambert SA	1,600		157,157	Belgium	2.5%
			452,525		7.2%

Health Care
Large Pharmaceuticals
GlaxoSmithKline ADS	2,500		139,850	United Kingdom	2.2%
Novartis ADS	1,700		141,406	Switzerland	2.2%
			281,256		4.4%

Industrials
Infrastructure Construction
Hopewell Highway Infrastructure	225,000		104,970	China	1.7%
			104,970		1.7%

Materials
Precious Metal Mining
Gold Fields ADS	30,000		110,700	South Africa	1.8%
Sibanye Gold ADS	20,000		160,200	South Africa	2.5%
			270,900		4.3%

Specialty Chemicals
BASF	1,400		159,964	Germany	2.5%
			430,864		6.8%

Technology
Semiconductor Devices
Microchip Technology	3,500		159,425	United States	2.5%
			159,425		2.5%

Utilities
Electric & Gas Marketing & Trading
E.ON ADR	6,000		113,940	Germany	1.8%

Power Generation
GDF Suez ADR	3,600		91,584	France	1.4%
			205,524		3.2%

Total Common Stocks			3,029,996		47.8%

Preferred Stock	Number of Shares		Market Value	Country[1]	Percentage of Assets
Financials
Banks
Santander 10.5% Pfd Series 10	4,000		106,900	Spain	1.7%

Institutional Brokerage
JPM Chase Capital Pfd C 6.70%	5,000		129,100	United States	2.0%
Morgan Stanley Cap Tr Cum. Pfd 6.60%	4,500		113,130	United States	1.8%
			242,230		3.8%
			$349,130		5.5%

Corporate Bonds	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets
Consumer Discretionary
Apparel, Footwear, Accessory Design
Hanesbrands	6.375% due 12/15/2020	$150,000	$164,625	United States	2.6%

Commercial & Residential Building Equipment & Systems
ADT	4.125% due 06/15/2023	150,000	140,979	United States	2.2%

Consumer Electronics & Appliance Stores
Best Buy	3.75% due 03/15/2016	62,000	63,705	United States	1.0%

Other Spec Retail - Discretionary
Toys R Us Property Co. II	8.50% due 12/01/2017	40,000	41,150	United States	0.7%

Specialty Apparel Stores
GAP	5.95% due 04/12/2021	100,000	112,408	United States	1.8%
		502,000	522,867		8.3%

Consumer Staples
Beverages
San Miguel	4.875% due 04/26/2023	200,000	167,500	Phillipines	2.6%

Food Manufacturing
Refresco Group	7.375% due 05/15/2018	125,000	182,890	Netherlands	2.9%

Household Products Manufacturing
Elizabeth Arden	7.375% due 03/15/2021	47,000	50,290	United States	0.8%
		372,000	400,680		6.3%

Energy
Midstream - Oil & Gas
Chesapeake Midstream Partners	6.125% due 07/15/2020	125,000	135,625	United States	2.1%

Oil & Gas Services
Petrobras International Finance	6.875% due 01/20/2040	50,000	49,214	Brazil	0.8%
Petrobras International Finance	6.75% due 07/27/2041	80,000	77,336	Brazil	1.2%
Star Gas Partners	8.875% due 12/01/2017	93,000	98,812	United States	1.6%
		223,000	225,362		3.6%
		348,000	360,987		5.7%

Materials
Basic & Diversified Chemicals
Huntsman International	8.625% due 03/15/2020	145,000	160,044	United States	2.5%

Precious Metal Mining
AngloGold Ashanti Holdings	5.375% due 04/15/2020	100,000	98,500	South Africa	1.5%

Precious Metal Mining
Allegheny Technologies	5.875% due 05/15/2023	150,000	156,105	United States	2.5%
		395,000	414,649		6.5%

Technology
Computer Hardware
Hewlett Packard	4.65% due 12/09/2021	100,000	106,144	United States	1.7%

Semiconductor Capital Equipment
Amkor Technology	7.375% due 05/01/2018	150,000	156,563	United States	2.5%
		250,000	262,707		4.2%

Utilities
Utility Networks
Iberdrola International Perpetual	5.75% due 02/27/2049	100,000	147,692	Spain	2.3%
		100,000	147,692		2.3%

Total Corporate Bonds		$1,967,000	$2,109,582		33.3%

Government Bonds	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets
Foreign Government Bonds
Colombia Republic	8.375% due 02/15/2027	125,000	$150,000	Colombia	2.4%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 2,000,000	156,001	Mexico	2.5%
Republic of South Africa	8.25% due 09/15/2017	ZAR 900,000	84,699	South Africa	1.3%
			390,700		6.2%

Municipal Bonds	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets
General Obligation
Puerto Rico Commonwealth	4.00% due 07/01/2021	$120,000	$88,788	Puerto Rico	1.4%
Puerto Rico Commonwealth[2]	4.125% due 07/01/2022	50,000	36,433	Puerto Rico	0.6%
		170,000	125,221		2.0%

Revenue
Colony TX Local Development Revenue	7.00% due 10/01/2027	100,000	93,432	United States	1.5%
Puerto Rico Aqueduct & Sewer Revenue[2]	5.00% due 07/01/2019	70,000	51,503	Puerto Rico	0.8%
		170,000	144,935		2.3%

Total Municipal Bonds		$340,000	$270,156		4.3%

Total investments	(Cost = $5,751,495)		6,149,564		97.1%
Other assets (net of liabilities)			182,571		2.9%
Total net assets			$6,332,135		100.0%
[1]Country of domicile.
[2]Indicates an odd lot. See note regarding odd lot securities.

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stocks	Number of Shares	Market Value	Percentage of Assets
Communications
Internet Media
Facebook[1]	3,391	$232,148	0.6%
Google[1]	380	461,947	1.1%
		694,095	1.7%

Consumer Discretionary
Auto Parts
Borg-Warner Automotive	7,014	431,010	1.1%

Automobile OEM
Ford Motor	43,010	661,924	1.7%

E-Commerce Discretionary
Amazon.com[1]	5,000	1,810,500	4.6%
eBay[1]	20,418	1,199,966	3.0%
		3,010,466	7.6%

Home Improvement
Stanley Black & Decker	3,600	298,944	0.7%

Home Products Stores
Bed Bath & Beyond[1]	9,000	610,380	1.5%
Lowe's	15,000	750,450	1.9%
		1,360,830	3.4%

Passenger Transportation
Alaska Air	7,625	660,630	1.7%
Delta Air Lines	40,000	1,328,400	3.3%
		1,989,030	5.0%

Restaurants
Starbucks	2,644	187,618	0.5%

Specialty Apparel Stores
TJX	1,547	95,079	0.2%
Urban Outfitters[1]	15,223	569,949	1.4%
		665,028	1.6%
		8,604,850	21.6%

Consumer Staples
Beverages
PepsiCo	8,000	640,560	1.6%

Food Manufacturing
Hain Celestial[1]	2,269	202,622	0.5%
Mead Johnson Nutrition	1,211	98,757	0.3%
		301,379	0.8%

Household Products Manufacturing
Estee Lauder	1,282	88,253	0.2%

Mass Merchants
Costco Wholesale	3,000	350,400	0.9%
		1,380,592	3.5%

Energy
Exploration & Production
Apache	12,024	953,383	2.4%
Whiting Petroleum[1]	8,470	581,974	1.5%
		1,535,357	3.9%

Financials
Investment Management
Invesco	20,044	687,509	1.7%

Property & Casualty
Chubb	7,000	612,360	1.6%
		1,299,869	3.3%

Health Care
Biotech
Amgen	2,640	327,413	0.8%

Health Care Facilities
AmSurg[1]	7,895	346,275	0.9%

Health Care Supply Chain
Express Scripts Holding[1]	6,672	502,468	1.3%

Large Pharmaceuticals
Abbott Laboratories	20,799	827,384	2.1%
Johnson & Johnson	10,000	921,200	2.3%
		1,748,584	4.4%

Life Science Equipment
Alere[1]	2,516	92,438	0.2%

Pharmacies & Drug Stores
CVS Caremark	11,186	818,144	2.1%

Specialty Pharmaceuticals
Salix Pharmaceuticals[1]	8,292	894,873	2.2%
		4,730,195	11.9%

Industrials
Building Sub Contractors
EMCOR	4,798	224,451	0.6%

Commercial Aircraft
Boeing	5,000	644,600	1.6%

Engine & Transmission Manufacturing
Power Solutions International[1]	6,708	497,063	1.2%

Fabrication Metal & Hardware Manufacturing
Valmont Industries	4,851	706,451	1.8%

Industrial Automation Controls
Honeywell International	10,000	944,400	2.4%

Industrial Machinery Manufacturing
Middleby[1]	1,494	443,061	1.1%

Measurement Instruments
Agilent Technologies	11,800	671,774	1.7%
Trimble Navigation[1]	28,000	1,068,200	2.7%
		1,739,974	4.4%

Metalworking Machinery Manufacturing
Lincoln Electric Holdings	12,000	899,640	2.3%

Post & Courier Services
United Parcel Service	6,000	574,620	1.4%

Rail Freight Transportation
Norfolk Southern	7,000	643,370	1.6%
Union Pacific	4,590	827,944	2.1%
		1,471,314	3.7%
		8,145,574	20.5%

Materials
Basic and Diversified Chemicals
Ashland	5,006	472,416	1.2%
		472,416	1.2%

Technology
Application Software
Adobe Systems[1]	11,000	754,930	1.9%
Intuit	9,000	703,350	1.8%
		1,458,280	3.7%

Communications Equipment
Apple	2,460	1,294,550	3.3%
Cisco Systems	28,154	613,757	1.5%
F5 Networks[1]	10,685	1,200,353	3.0%
		3,108,660	7.8%

Computer Storage
EMC	23,337	615,397	1.6%
Western Digital	7,059	614,062	1.5%
		1,229,459	3.1%

Infrastructure Software
Oracle	15,000	586,650	1.5%

IT Services
International Business Machines	884	163,690	0.4%

Semiconductor Devices
Microchip Technology	7,555	344,130	0.8%
Qualcomm	9,561	719,848	1.8%
Xilinx	2,077	108,419	0.3%
		1,172,397	2.9%
		7,719,136	19.4%

Utilities
Integrated Utilities
Duke Energy	2,000	141,760	0.3%
		141,760	0.3.%

Total investments	(cost = $20,087,490)	34,723,844	87.3%
Other assets (net of liabilities)		5,059,768	12.7%
Total net assets		$39,783,612	100.0%

[1]Non-income producing

Saturna Investment Trust, Sextant International Fund

Common Stocks	Number of Shares	Market Value	Country[1]	Percentage of Assets
Communications
Local Media
Pearson ADS	90,000	$1,537,200	United Kingdom	1.2%

Telecom Carriers
BCE	50,000	2,180,000	Canada	1.7%
SK Telecom ADS	30,000	671,400	South Korea	0.5%
Telefonica ADS	168,550	2,565,331	Spain	2.0%
Telenor	100,000	2,207,280	Malaysia	1.8%
Telus	70,000	2,474,500	Canada	2.0%
Turkcell Iletisim Hizmetleri ADS[2]	90,000	1,175,400	Turkey	0.9%
Verizon Communications	32,875	1,564,192	United States	1.3%
Vodafone ADS	68,181	2,834,284	United Kingdom	2.3%
		15,672,387		12.5%
		17,209,587		13.7%

Consumer Discretionary
Automobile OEM
Toyota Motor ADS	42,000	4,842,600	Japan	3.9%

E-Commerce Discretionary
MercadoLibre	10,000	1,041,800	Brazil[3]	0.8%

Lodging
Orient-Express Hotel[2]	310,000	4,774,000	United States	3.8%

Passenger Transportation
Copa Holdings	30,000	4,063,800	Panama	3.2%
LATAM Airlines ADS	157,950	2,432,430	Chile	2.0%
		6,496,230		5.2%
		17,154,630		13.7%

Consumer Staples
Beverages
Coca-Cola Femsa ADS	12,000	1,163,640	Mexico	0.9%
Diageo	20,000	628,530	United Kingdom	0.5%
Fomento Economico Mexico ADS	30,000	2,568,600	Mexico	2.1%
		4,360,770		3.5%

Food Retailers
Carrefour ADS	170,000	1,242,700	France	1.0%

Household Products Manufacturing
Unilever ADS	75,000	3,077,250	United Kingdom	2.4%
		8,680,720		6.9%

Energy
Integrated Oils
BG Group ADR	70,000	1,264,200	United Kingdom	1.0%
Cenovus Energy	60,000	1,590,600	Canada	1.3%
Eni ADS	50,000	2,397,000	Italy	1.9%
Statoil ADS	60,000	1,580,400	Norway	1.3%
Total ADS	45,000	2,920,500	France	2.3%
		9,752,700		7.8%

Financials
Banks
Australia & New Zealand Banking ADR	80,000	2,306,400	Australia	1.9%
Banco Santander ADS	102,325	926,041	Spain	0.7%
Mitsubishi UFJ Financial ADS	500,000	2,910,000	Japan	2.3%
Standard Chartered	20,000	423,698	United Kingdom	0.3%
Toronto-Dominion Bank	80,000	3,626,400	Canada	2.9%
		10,192,539		8.1%

Health Care
Health Care Supply Chain
Sinopharm Group	250,000	696,605	China	0.6%

Large Pharmaceuticals
GlaxoSmithKline ADS	44,000	2,461,360	United Kingdom	2.0%
Novartis ADS	60,000	4,990,800	Switzerland	4.0%
Novo Nordisk ADS	125,000	5,941,250	Denmark	4.7%
Sanofi ADS	40,000	2,073,600	France	1.6%
		15,467,010		12.3%

Specialty Pharmaceuticals
Shire ADS	32,000	5,284,800	Ireland	4.2%
		21,448,415		17.1%

Industrials
Construction & Mining Machinery
Metso ADS	12,100	389,136	Finland	0.3%
		389,136		0.3%

Materials
Agricultural Chemicals
Potash Corporation of Saskatchewan	80,000	2,663,200	Canada	2.1%
Quimica y Minera ADS	40,000	1,232,000	Chile	1.0%
		3,895,200		3.1%

Base Metals
Teck Resources	50,000	1,111,500	Canada	0.9%

Basic & Diversified Chemicals
Methanex	20,000	1,406,600	Canada	1.1%

Forestry & Logging
Fibria Celulose ADR[2]	30,000	322,500	Brazil	0.3%

Raw Material Suppliers
BHP Billiton ADS	30,000	2,067,000	Australia	1.6%
Vale ADS	60,000	850,200	Brazil	0.7%
		2,917,200		2.3%

Specialty Chemicals
BASF ADR	40,000	4,570,400	Germany	3.6%

Steel Producers
Tenaris ADS	15,000	625,950	Argentina[3]	0.5%
		14,849,350		11.8%

Technology
Application Software
Dassault Systems ADR	30,000	3,454,425	France	2.8%
Nice Systems ADS	80,000	3,286,400	Israel	2.6%
SAP ADS	50,000	4,014,500	Germany	3.2%
		10,755,325		8.6%

Consumer Electronics
Koninklijke Philips NVR	20,000	697,000	Netherlands	0.6%

Electronics Components
Nidec ADS	26,703	821,117	China[3]	0.6%

IT Services
Wolters Kluwer	180,000	5,189,064	Netherlands	4.1%

Semiconductor Capital Equipment
ASML	57,750	4,974,585	Netherlands	4.0%
		22,437,091		17.9%

Utilities
Utility Networks
Korea Electric Power ADS[2]	20,000	346,200	South Korea	0.3%
		346,200		0.3%

Total investments	(cost = $86,470,247)	122,460,368		97.6%
Other assets (net of liabilities)		3,056,495		2.4%
Total net assets		$125,516,863		100.0%
[1]Country of domicile unless otherwise indicated
[2]Non-income producing
[3]Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Idaho Tax Exempt Fund

Tax-Exempt Municipal Bonds	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Financial Services
Idaho Bond Bank Authority[1]	4.00% due 09/15/2019	$90,000	$99,797	0.6%
		90,000	99,797	0.6%

General Obligation
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2020	165,000	176,369	1.1%
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2021	155,000	165,680	1.1%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	264,790	1.7%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	448,328	2.9%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	104,070	0.7%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	273,727	1.8%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	210,836	1.4%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	159,258	1.0%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	282,753	1.8%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2031	200,000	223,202	1.4%
Bonneville Co. ID SCD #91[1]	4.00% due 09/15/2026	50,000	53,162	0.3%
Bonneville Co. ID SCD #91	3.75% due 09/15/2032	285,000	287,069	1.8%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	254,909	1.6%
Canyon Co. ID SCD #131 Nampa	5.00% due 08/15/2023	105,000	112,234	0.7%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	303,768	1.9%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	363,584	2.3%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	219,482	1.4%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	138,542	0.9%
Jefferson & Madison Cos. ID JSD #251 Rigby	4.25% due 09/01/2024	100,000	107,312	0.7%
Jerome, Lincoln & Gooding Cos. JSD #261	3.75% due 09/15/2018	125,000	131,546	0.8%
Jerome, Lincoln & Gooding Cos. JSD #261	5.00% due 09/15/2022	250,000	263,960	1.7%
Kootenai Co. ID SCD #271	4.00% due 09/15/2025	165,000	179,274	1.2%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	225,988	1.4%
Latah Co. ID SCD #281 Moscow	4.00% due 08/15/2027	100,000	110,684	0.7%
Latah Co. ID SCD #281 Moscow	4.00% due 08/15/2028	200,000	219,446	1.4%
Latah, Nez Perce, & Clearwater Cos. ID JSD #283	4.50% due 08/15/2027	190,000	202,506	1.3%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	424,038	2.7%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	256,580	1.6%
Meridian ID Free Library District	5.00% due 08/01/2015	100,000	101,924	0.7%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2018	75,000	80,324	0.5%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2020	75,000	79,097	0.5%
Minidoka & Jerome Cos. ID JSD #331	4.375% due 08/15/2024	225,000	232,936	1.5%
Minidoka & Jerome Cos. ID JSD #331	4.50% due 08/15/2025	160,000	164,851	1.1%
Nampa ID Series B	5.00% due 08/01/2020	200,000	213,408	1.4%
Owyhee & Elmore Cos. ID JSD #365	4.00% due 08/15/2027	350,000	375,592	2.4%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	391,111	2.5%
Twin Falls & Gooding Cos. JSD #412	4.125% due 09/01/2023	100,000	110,963	0.7%
Twin Falls Co. ID SCD #411	4.30% due 09/15/2025	120,000	124,511	0.8%
Twin Falls Co. ID SCD #414 Kimberly	4.25% due 09/15/2028	445,000	493,914	3.2%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2022	135,000	148,477	1.0%
Valley & Adams Cos. ID JSD #421	4.50% due 08/01/2024	290,000	318,951	2.0%
Valley & Adams Cos. ID JSD #421	3.00% due 08/01/2026	220,000	208,564	1.3%
		8,585,000	9,207,720	58.9%

Medical/Hospitals
Idaho Health Facility Authority Revenue	6.00% due 12/01/2023	200,000	230,608	1.5%
Idaho Health Facility Authority Revenue	6.25% due 12/01/2033	115,000	129,547	0.8%
		315,000	360,155	2.3%

Municipal Leases
Nez Perce County ID COPS	4.50% due 02/01/2021	150,000	152,982	1.0%
		150,000	152,982	1.0%

Pollution Control
Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	112,657	0.7%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	136,489	0.9%
Idaho Bond Bank Authority[1]	4.125% due 09/15/2023	75,000	79,399	0.5%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	210,684	1.4%
		510,000	539,229	3.5%

Power Generation
Idaho Falls ID Electric Revenue[1]	6.75% due 04/01/2019	90,000	98,355	0.6%
		90,000	98,355	0.6%

Real Estate
Idaho State Building Authority Revenue	5.00% due 09/01/2032	400,000	440,648	2.8%
Post Falls ID LID SPA	5.00% due 05/01/2021	240,000	239,129	1.5%
		640,000	679,777	4.3%

State Education
Boise State University Revenues	4.50% due 04/01/2027	250,000	259,730	1.7%
Boise State University Revenues	5.00% due 04/01/2034	385,000	402,144	2.6%
Idaho State University Revenues	4.625% due 04/01/2024	220,000	222,297	1.4%
University of Idaho Revenues	5.00% due 04/01/2019	200,000	208,180	1.3%
University of Idaho Revenues	5.00% due 04/01/2020	260,000	269,953	1.7%
University of Idaho Revenues	5.00% due 04/01/2028	225,000	243,698	1.6%
		1,540,000	1,606,002	10.3%

Transportation
Boise ID Airport Parking Facility Revenue	3.00% due 09/01/2028	210,000	188,084	1.2%
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	266,125	1.7%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	216,224	1.4%
Idaho Housing & Finance Association[1]	5.00% due 07/15/2027	50,000	53,296	0.3%
		710,000	723,729	4.6%

Urban Renewal
Boise City ID Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	168,349	1.1%
Boise City ID Urban Renewal Agency Lease Revenue[1]	5.00% due 08/15/2021	90,000	94,232	0.6%
		250,000	262,581	1.7%

Water Supply
Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	164,791	1.0%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	105,485	0.7%
Idaho Bond Bank Authority	5.00% due 09/15/2026	250,000	266,800	1.7%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	103,914	0.7%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	363,240	2.3%
		955,000	1,004,230	6.4%

Total investments	(Cost = $14,341,956)	$13,835,000	14,734,557	94.2%
Other assets (net of liabilities)			902,461	5.8%
Total net assets			$15,637,018	100.0%
[1]Indicates an odd lot. See note regarding odd lot securities.

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of Feburary 28, 2014 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Short – Term Bond

Corporate Bonds	$6,524,424	$ –	$6,524,424	$ –
Municipal Bonds	$246,031	$ –	$246,031	$ –
Total Assets	$6,770,455	$ –	$6,770,455	$ –

Bond Income
Corporate Bonds	$3,676,948	$ –	$3,676,948	$ –
Foreign Government Bonds	$225,596	$ –	$225,596	$ –
Municipal Bonds	$2,388,989	$ –	$2,388,989	$ –
U.S. Government Bonds	$382,625	$ –	$382,625	$ –
Total Assets	$6,674,158	$ –	$6,674,158	$ –

Core Fund
Common Stocks	$4,069,913	$4,037,553	$32,360	$ –
Corporate Bonds	$2,415,693	$ –	$2,415,693	$ –
Municipal Bonds	$217,479	$ –	$217,479	$ –
Total Assets	$6,703,085	$4,037,553	$2,665,532	$ –

Global High Income Fund
Common Stocks	$3,029,996	$2,119,962	$910,034	$ –
Corporate Bonds	$2,109,582	$ –	$2,109,582	$ –
Foreign Government Bonds	$390,700	$ –	$390,700	$ –
Municipal Bonds	$270,156	$ –	$182,220	$87,936
Preferred Stocks	$349,130	$349,130	$ –	$ –
Total Assets	$6,149,564	$2,469,092	$3,592,536	$ 87,936

Growth Fund
Common Stocks	$34,723,844	$34,723,844	$ –	$ –
Total Assets	$34,723,844	$34,723,844	$ –	$ –

International Fund
Common Stocks	$122,460,368	$113,315,191	$9,145,177	$ –
Total Assets	$122,460,368	$113,315,191	$9,145,177	$ –

Idaho Tax Exempt Fund
Municipal Bonds	$14,734,557	$ –	$14,096,895	$637,662
Total Assets	$14,734,557	$ –	$14,096,895	$637,662

(1) During the period ended February 28, 2014, no Fund had transfers between Level 1 and Level 2.

Global High Income Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 94,546
Total unrealized gains or losses	$ (6,610)
Purchases	$ –
Maturity	$ –
Transfers in and/or out of level 3	$ –
Ending Balance	$87,936

Idaho Tax Exempt Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 635,724
Total unrealized gains or losses	$ 1,938
Purchases	$ –
Called	$ –
Transfers in and/or out of level 3	$ –
Ending Balance	$ 637,662

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lots municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot municipal bonds holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under $10,000	– 0.750%
$10,000 – $24,999	– 0.625%
$25,000 – $49,999	– 0.500%
$50,000 – $74,999	– 0.375%
$75,000 – $99,999	– 0.250%
$100,000 and up	none

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure which enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended February 28, 2014 the funds held positions in rights offerings as a result of actions taken by the boards of directors of the underlying companies. Rights offerings are issued to existing shareholders of companies and allow shareholders to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date.

The effects of these derivative instruments on the Funds' financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of February 28, 2014, by risk category are as follows:

Core Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Rights offerings	$ –
Total		$ –

International Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Rights offerings	$ –
Total		$ –

Statement of Operations effects

Core Fund
Derivatives not designated as hedging instruments	Unrealized Gains	Realized Gains
Rights offerings	$ –	$ –
Total	$ –	$ –

International Fund
Derivatives not designated as hedging instruments	Unrealized Gains	Realized Gains
Rights offerings	$ –	$ –
Total	$ –	$ –

Federal Income Taxes: The cost basis of investments for federal income tax purposes at Feburary 28, 2014 was as follows:

	Short Term Bond	Bond Income	Core	Global High Income	Growth	International	Idaho Tax Exempt
Cost of investments	$6,735,939	$6,376,375	$5,534,377	$5,751,495	$20,087,490	$86,470,247	$14,341,956
Gross tax unrealized appreciation	56,813	363,816	1,249,634	607,486	14,861,153	39,345,380	555,536
Gross tax unrealized depreciation	(22,297)	(66,033)	(80,926)	(209,417)	(224,799)	(3,355,259)	(162,935)
Net tax unrealized appreciation	$34,516	$297,783	$1,168,708	$398,069	$14,636,354	$35,990,121	$392,601

Other:
For more information regarding the Sextant Funds please see the Funds' most recent prospectus, summary prospectus, statement of additional information, and annual report on the Funds' website at www.sextantfunds.com.

For more information regarding the Idaho Tax-Exempt Fund please see the most recent prospectus, summary prospectus, statement of additional information, and annual report on the Fund's website at www.idahotaxexemptfund.com.

Investments in the Funds are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. Before investing in any Saturna Investment Trust mutual fund, you should carefully consider the Fund's investment objectives, risks, fees and expenses. To obtain this and other important information about the Sextant Funds in a prospectus or summary prospectus, visit www.sextantfunds.com or call 800-728-8762. To obtain this and other important information about the Idaho Tax-Exempt Fund in a prospectus or summary prospectus, visit www.idahotaxexemptfund.com or call 800-728-8762. Please read the prospectus and summary prospectus carefully before investing.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occured during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a – 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 28, 2014

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 28, 2014